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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 --------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 --------------------------------
                 Wayne PA 19087
                 --------------------------------

Form 13F File Number: 28-13436
                         ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------

Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/Anthony J. Merhige             Wayne, PA       August 14, 2009
   -------------------------------     ---------------    ---------------
          Anthony J. Merhige            [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 38
                                        --------------------

Form 13F Information Table Value Total: $134,253
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                               MARKET               INVESTMENT   OTHER     ---------------------
       NAME OF ISSUER           TITLE OF CLASS     CUSIP     VALUE (000s)  SHARES   DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP           COM UNIT LP    01861G100         285931    14900     Sole            0     14900      0      0
ALLIANCE RESOURCE PARTNERS        UT LTD PART    01877R108         225843     6949     Sole            0      6949      0      0
AMERIGAS PARTNERS-LP              UNIT LP INT    030975106         478966    14200     Sole            0     14200      0      0
ATLAS ENERGY RESOURCES LLC            COM        049303100        2004183    98100     Sole            0     98100      0      0
BUCKEYE PARTNERS LP             UNITS LTD PARTN  118230101        5465108   127600     Sole            0    127600      0      0
COPANO ENERGY LLC-UNITS            COM UNITS     217202100        8347910   520119     Sole            0    520119      0      0
DCP MIDSTREAM PARTNERS LP       COM UT LTD PTN   23311P100         512217    23659     Sole            0     23659      0      0
EL PASO PIPELINE PARTNERS LP     COM UNIT LPI    283702108        6226498   355191     Sole            0    355191      0      0
ENBRIDGE ENERGY PARTNERS LP           COM        29250R106        1932974    50103     Sole            0     50103      0      0
ENCORE ENERGY PARTNERS-LP          COM UNIT      29257A106         580580    40600     Sole            0     40600      0      0
ENERGY TRANSFER EQUITY LP       COM UT LTD PTN   29273V100       14328088   564765     Sole            0    564765      0      0
ENERGY TRANSFER PARTNERS LP     UNIT LTD PARTN   29273R109        4636105   114500     Sole            0    114500      0      0
ENTERPRISE GP HOLDINGS LP         UNIT LP INT    293716106        1172717    46666     Sole            0     46666      0      0
ENTERPRISE PRODUCTS PARTNERS          COM        293792107        1621100    65000     Sole            0     65000      0      0
EV ENERGY PARTNER LP               COM UNITS     26926V107         545343    28900     Sole            0     28900      0      0
FERRELLGAS PARTNERS-LP           UNIT LTD PART   315293100        3209024   197600     Sole            0    197600      0      0
HILAND HOLDINGS GP LP             UNIT LP INT    43129M107          59414    25832     Sole            0     25832      0      0
INERGY HOLDINGS LP                    COM        45661Q107        3589622    87360     Sole            0     87360      0      0
INERGY LP                        UNIT LTD PTNR   456615103         784710    30785     Sole            0     30785      0      0
K-SEA TRANSPORTATION PARTNER          COM        48268Y101        4170165   212655     Sole            0    212655      0      0
KINDER MORGAN ENERGY PRTNRS     UT LTD PARTNER   494550106        6220333   121681     Sole            0    121681      0      0
KINDER MORGAN MANAGEMENT LLC          SHS        49455U100        2122990    47000     Sole            0     47000      0      0
LINN ENERGY LLC-UNITS            UNIT LTD LIAB   536020100        2907260   148557     Sole            0    148557      0      0
MAGELLAN MIDSTREAM HOLDINGS       COM LP INTS    55907R108         563872    26800     Sole            0     26800      0      0
MAGELLAN MIDSTREAM PARTNERS     COM UNIT RP LP   559080106        9444292   271700     Sole            0    271700      0      0
MARKWEST ENERGY PARTNERS LP     UNIT LTD PARTN   570759100         721630    39650     Sole            0     39650      0      0
NUSTAR GP HOLDINGS LLC          UNIT RESTG LLC   67059L102         587063    25392     Sole            0     25392      0      0
ONEOK PARTNERS LP               UNIT LTD PARTN   68268N103         582220    12715     Sole            0     12715      0      0
PENN VIRGINIA RESOURCE PARTN          COM        707884102         270043    19900     Sole            0     19900      0      0
PIONEER SOUTHWEST ENERGY PAR      UNIT LP INT    72388B106         373000    20000     Sole            0     20000      0      0
PLAINS ALL AMER PIPELINE LP     UNIT LTD PARTN   726503105       15415482   362291     Sole            0    362291      0      0
REGENCY ENERGY PARTNERS LP       COM UNITS LP    75885Y107        4808251   330237     Sole            0    330237      0      0
SPECTRA ENERGY PARTNERS LP            COM        84756N109        2246686   104497     Sole            0    104497      0      0
SUNOCO LOGISTICS PARTNERS LP       COM UNITS     86764L108       14224563   262349     Sole            0    262349      0      0
TARGA RESOURCES PARTNERS LP        COM UNIT      87611X105        2170974   156523     Sole            0    156523      0      0
WESTERN GAS PARTNERS LP         COM UNIT LP IN   958254104        7923175   510843     Sole            0    510843      0      0
WILLIAMS PARTNERS LP              COM UNIT LP    96950F104         361200    20000     Sole            0     20000      0      0
WILLIAMS PIPELINE PARTNERS L    COM UNIT LP IN   96950K103        3133771   173520     Sole            0    173520      0      0